Capital management - Summary of net debt and corresponding gearing ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Group debt	R$ 8,175,437	R$ 7,073,021
Structured financing	1,933,522	2,415,400
Total debt	10,108,959	9,488,421
Cash	(3,553,126)	(2,485,641)	R$ (1,954,788)
Securities purchased under agreements to resell	(646,478)	(1,071,328)	(593,673)
Certificate deposits (Securities)	(252,877)	(194,892)	R$ (111,927)
Deposits at Central Bank	(514,999)	0
Net debt	5,141,479	5,736,560
Total equity	17,035,735	14,416,836
Total capital	R$ 22,177,214	R$ 20,153,396
Gearing ratio %	23.18%	28.46%